As filed with the Securities and Exchange Commission on May 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 99.6%
Bank (Money Center): 4.1%
76,000	JPMorgan Chase & Co.	$3,494,480
Bank (Processing): 3.9%
72,000	State Street Corp.	3,276,000
Bank (Regional): 2.9%
78,000	BB&T Corp.	2,448,420
Bank (Super Regional): 4.2%
103,500	Wells Fargo & Co.	3,533,490
Beverages: 1.1%
9,500	PepsiCo, Inc.	630,325
4,000	The Coca-Cola Co.	296,040
		926,365
Communications Equipment: 3.2%
60,500	Harris Corp.	2,727,340
Computer Software and Services: 3.3%
87,000	Microsoft Corp.	2,805,750
Computers and Peripherals: 3.3%
168,800	Dell, Inc.*	2,802,080
Drug (Generic): 2.1%
40,000	Teva Pharmaceutical Industries, Ltd. - ADR	1,802,400
Drug Store: 5.3%
48,000	CVS Caremark Corp.	2,150,400
70,500	Walgreen Co.	2,361,045
		4,511,445
Electrical Component: 5.7%
193,000	Corning, Inc.	2,717,440
57,000	TE Connectivity Ltd.	2,094,750
		4,812,190
Financial Services: 5.4%
38,000	American Express Co.	2,198,680
135,000	Western Union Co.	2,376,000
		4,574,680
Food Processing: 2.4%
64,000	Archer Daniels Midland Co.	2,026,240
Hotels/Gaming/Cruise Lines: 2.0%
54,000	Carnival Corp.	1,732,320
Household Products: 2.7%
33,500	The Procter & Gamble Co.	2,251,535
Human Resources: 2.4%
210,000	Monster Worldwide, Inc.*	2,047,500
Insurance (Diversified): 3.8%
87,000	Metlife, Inc.	3,249,450
Internet: 1.6%
37,000	eBay, Inc.*	1,364,930
Medical Products: 1.1%
13,500	Johnson & Johnson	890,460
Medical Supplies: 7.0%
66,000	St. Jude Medical, Inc.	2,924,460
46,000	Zimmer Holdings, Inc.	2,956,880
		5,881,340
Metals and Mining: 2.3%
196,000	Alcoa, Inc.	1,963,920

Oil/Gas (Domestic): 3.7%
43,500	Devon Energy Corp.	3,093,720
Oil & Gas Services: 3.6%
56,000	Tidewater, Inc.	3,025,120
Petroleum (Integrated): 6.4%
23,500	Chevron Corp.	2,520,140
38,300	ConocoPhillips	2,911,183
		5,431,323
Petroleum (Refining): 2.4%
80,500	Valero Energy Corp.	2,074,485
Retail (Special Lines): 3.3%
172,000	Staples, Inc.	2,782,960
Securities Brokerage: 4.6%
110,500	Morgan Stanley	2,170,220
117,000	The Charles Schwab Corp.	1,681,290
		3,851,510
Telecommunications (Equipment): 3.4%
135,000	Cisco Systems, Inc.	2,855,250
Telecommunications (Foreign): 2.4%
72,000	Vodafone Group PLC	1,992,240

TOTAL COMMON STOCKS (Cost $77,772,116)		84,228,943

SHORT TERM INVESTMENTS: 0.3%
259,877	Fidelity Institutional Money Market Portfolio	$259,877

TOTAL SHORT TERM INVESTMENTS (Cost $259,877)		259,877

TOTAL INVESTMENTS (Cost $78,031,993): 99.9%		84,488,820
OTHER ASSETS IN EXCESS OF LIABILITIES: 0.1%		86,019
TOTAL NET ASSETS: 100.0%		$84,574,839

* Non-Income Producing

The cost basis of investment for federal income tax purposes at March 31, 2012, was as follows+:

Cost of investments		$78,031,993
Gross unrealized appreciation		14,201,330
Gross unrealized depreciation		(7,744,503)
Net unrealized depreciation		$6,456,827

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock	$84,228,943	$-	$-	$84,228,943
Total Equity	$84,228,943	$-	$-	$84,228,943
Short-Term Investments	$259,877	$-	$-	$259,877
Total Investments in Securities	$84,488,820	$-	$-	$84,488,820
There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reported period, as compared to their classification from the most recent semiannual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date  May 23, 2012